Leases - Schedule of Reconciles the Undiscounted Cash Flows to the Operating Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023		$ 4,273
2024		4,402
2025		4,534
2026		4,670
2027		4,810
Thereafter		17,530
Total minimum lease payments		40,219
Less: amount of lease payments representing interest		(11,437)
Present value of future lease payments		28,782
Less: current lease liabilities	$ (2,163)	(2,021)	$ (1,747)
Noncurrent lease liabilities	$ 25,647	$ 26,761	$ 28,851